Accounts Receivable-Third Parties - Ageing Analysis of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accounts Receivable
Within 1 month	$ 109
1 to 3 months	18
3 to 6 Months	115
Over 6 months		$ 26
Accounts receivable past due	$ 242	$ 26